Stockholders' Equity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock subject to possible redemption, shares	28,423,164	28,504,462
Public warrants, description.	● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption; and ● if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. ● If, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Per share of common stock	$ 9.20
Public warrants, percentage	115.00%
Class A Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,591,836	1,510,538	0
Common stock, shares outstanding	1,591,836	1,510,538	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,503,750	7,503,750
Common stock, shares outstanding	7,503,750	7,503,750
Common stock, par value	$ 0.0001	$ 0.0001